Ameritas Life Insurance Corp. Logo
                                                                 5900 "O" Street
                                                               Lincoln, NE 68510

April 20, 2007

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:      Ameritas Life Insurance Corp. and
         Ameritas Life Insurance Corp. Separate Account LLVA (1940
         Act No. 811-07661)
         Post-Effective Amendment No. 4 on Form N-4 Pursuant to Rule 485(b) Advisor Select No Load Variable Annuity (1933 Act No. 333-122109)

Dear Ms. Samuel:

Ameritas Life Insurance Corp. is submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2007.

On March 2, 2007, we submitted for your review a Rule 485(a) amendment filing for this registration. In response to your comments provided by telephone on April 6, 2007, and after further discussion of the short-term trading provisions of this product, we made no revisions based on your comments.

Revisions made since the March 2, 2007 Rule 485(a) filing include:
     - Variable investment option portfolio expense tables (and related table footnotes on contractual and voluntary waivers and reimbursements) and investment objectives charts were updated with information provided by the funds and portfolio investment advisers.
     - Separate account and company financial statements for the fiscal year ended December 31, 2006 are included with the SAI.
     -    Other non-substantive typographical and editorial changes were made.

We acknowledge that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel